Other non-current liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other non-current liabilities [abstract]
Finance lease payables (a)	¥ 1,442,174	¥ 1,600,106
Government grants - Environmental subsidies (b)	1,224,878	1,245,810
Government grants - Other government grants	320,083	179,226
Contract liabilities (c)	2,248,682	0
Other deferred income (c)	70,211	1,825,614
Others	1,114,754	969,052
Subtotal	6,420,782	5,819,808
Current portion of finance lease payables	(326,048)	(470,985)
Current portion of other non-current liabilities	(149,598)	(64,361)
Subtotal	(475,646)	(535,346)	[1]
Total	¥ 5,945,136	¥ 5,284,462	[1]

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).